Supplementary Oil and Natural Gas Disclosures (Unaudited) (Details 3)	Dec. 31, 2011 Well
Company's ownership of productive oil and natural gas wells
Oil, Gross	10.00
Oil, Net	5.10
Total Productive Wells, Gross	10.00
Total Productive Wells, Net	5.10
Company's Share of Equity-Method Investments [Member]
Company's ownership of productive oil and natural gas wells
Oil, Gross	28.50
Oil, Net	18.13
Natural gas, Gross	22.70
Natural gas, Net	11.07
Total Productive Wells, Gross	51.20
Total Productive Wells, Net	29.20